SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.

Reportable segments consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh for 2023 and 2022 (in 2021, Russia was also considered a reportable segment). Following the announcement to sell the Russian operations on November 24, 2022, the Russian operations were classified as discontinued operations and accounted for as an “Asset held for sale” in line with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, requirements. The sale of our Russian operations was completed on October 9, 2023. Additionally, following the exercise of the related put option on July 1, 2021, the Algerian operations were classified as a discontinued operation and accounted for as an “Asset held for sale” in line with the IFRS 5 requirements. The sale of our stake in the Algerian operations was completed on August 5, 2022. Refer to Note 10 for further details on both transactions.

We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan and Georgia and “HQ and eliminations” represents transactions related to management activities within the Group. See Note 9 - Significant Transactions for details on the sale of our former Georgia operations in 2022.

Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions are not material and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2023	2022	2021*	2023	2022	2021*	2023	2022	2021*

Pakistan**	1,119	1,285	1,408	502	654	643	130	258	318
Ukraine	919	971	1,055	541	575	704	169	177	203
Kazakhstan	774	636	569	421	322	307	165	122	134
Bangladesh	570	576	564	214	210	235	105	199	89
Uzbekistan	268	233	194	112	124	89	65	64	34
Others	55	66	81	22	26	41	10	16	25
HQ and eliminations	(7)	(12)	(21)	(200)	(164)	(179)	5	5	3

Total	3,698	3,755	3,850	1,612	1,747	1,840	649	841	806
*Prior year comparatives for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).
**In 2022, Pakistan Adjusted EBITDA includes the impact of SIM tax reversal. For further details refer to Note 3 and Note 4.
The following table provides the reconciliation of consolidated Profit / (loss) before tax from continuing operations to Adjusted EBITDA for the years ended December 31:

	2023	2022	2021*

Profit before tax from continuing operations	559	802	464

Depreciation	527	557	605
Amortization	208	221	194
Impairment loss / (reversal)	(6)	(107)	27
(Gain) / loss on disposal of non-current assets	(46)	1	(9)
(Gain) / loss on disposal of subsidiaries	—	(88)	—
Finance costs	531	583	591
Finance income	(60)	(32)	(13)
Other non-operating (gain) / loss	(20)	(9)	(26)
Net foreign exchange (gain) / loss	(81)	(181)	7

Total Adjusted EBITDA	1,612	1,747	1,840
*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10).